Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to SunCar’s ordinary shareholders	$(5,675)	$(26,912)	$(68,663)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(994)	-	-
Numerator for basic and diluted net loss per share calculation	$(6,669)	$(26,912)	$(68,663)

Denominator:
Weighted average number of ordinary shares	81,600,000	85,441,057	95,996,861

Net loss from continuing operations attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$(0.31)	$(0.72)

Net loss from discontinued operations attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.01)	$-	$-

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.08)	$(0.31)	$(0.72)